Net Income Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Net income per share

Note 8. Net income per share

The following table sets forth the computation of basic losses per share:

	Six Months Ended June 30,
	2022	2021
	(Unaudited)
Numerator:
Net income	$88,635	$11,386
Basic net income attributable to Preferred shareholders	—	7,563
Basic net income attributable to Ordinary shareholders	85,130	3,823
Basic net loss attributable to Restricted sponsor shares	3,505	—

Denominator:
Weighted average number of Ordinary Shares used in computing basic earning per share	181,217,005	125,106,697
Basic net loss per share of Ordinary shareholders	$0.47	$0.03
Weighted average number of Ordinary Shares used in computing diluted net earning per share	194,355,966	125,106,697
Diluted net earning per share of Ordinary shareholders	$0.44	$0.02